RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of related party transactions and balances

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and controlling shareholder of the Company

Beihai Silver Beach 1 Hotel and Property Management Company,. Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Shanghai Yuyue Electronic Technology Development Co., Ltd (“Shanghai Yuyue”)	A company under the control of Vincent Tianquan Mo

China Index Holdings and its subsidiaries (“CIH”)	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Office building leased from:
-Vincent Tianquan Mo	159	152	150
Management fee incurred:
-Beihai Silver Beach	281	588	493
Office building leased to:
-CIH	1,261	1,204	1,093
IT service income from:
-CIH	1,116	5,887	1,054
Software license income from:
-CIH	70	—	—
Operating loan to:
-Shanghai Yuyue	4,124	—	421
Repayment of operating loan from:
-Shanghai Yuyue	—	—	4,487

Schedule of related party balances

	As of December 31,
	2023	2024
	US$	US$
Amounts due from related parties:
- Beihai Silver Beach	245	292
- Shanghai Yuyue – loan receivable (1)	9,572	—
- Shanghai Yuyue – transaction payable (1)	(8,772)	—
	1,045	292

	As of December 31,
	2023	2024
	US$	US$
Amounts due to related parties:
- CIH (3)	34,676	1,266
- Shanghai Yuyue – loan receivable (1)	—	(5,374)
- Shanghai Yuyue – transaction payable (2)	—	8,640
	34,676	4,532

(1) The balance represents operating loans advanced to Shanghai Yuyue before 2023 to meet its working capital needs. The loans were unsecured, repayable on demand and bore interest at rates determined with reference to prevailing market rates. The changes in the outstanding balance during 2023 and 2024 were mainly due to repayments made by Shanghai Yuyue.

(2) The balance represents amounts arising from certain transactions between the Company and Shanghai Yuyue in 2019. The amount is non-interest bearing and payable on demand. There were no repayments or other changes in this balance during 2023 and 2024, other than foreign currency translation differences.

(3) The amounts due to CIH primarily arose from CIH’s payment of US$84.3 million on behalf of the Company in 2021 to settle a convertible bond. The Company has been repaying this balance to CIH since then. The amount due to CIH decreased from US$34.7 million as of December 31, 2023 to US$1.3 million as of December 31, 2024, primarily as a result of the Company’s cash repayments during 2024. The balances with CIH are unsecured, non-interest bearing, and have no fixed repayment terms.